JPMorgan Strategic Income Opportunities Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US UNIVERSAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.18%	2.18%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.05%)	2.12%	2.78%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	2.22%	2.38%	2.76%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.05%	3.15%	3.43%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.31%	1.79%	2.12%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.38%	1.82%	2.06%